Cash flows from operating activities	6 Months Ended
Jun. 30, 2026
Cash Flows From Operating Activities
Cash flows from operating activities

10. Cash flows from operating activities

Six-month period ended June 30,	Notes	2026	2025
Cash flow from operating activities:
Income before income taxes		4,227	4,146
Adjusted for:
Equity results and other results in associates and joint ventures	26	(136)	9
Impairment and other results related to non-current assets, net	11, 13 and 27	104	385
Changes in estimates related to the provision of Brumadinho	22	(1)	49
Changes in estimates related to the provision of de-characterization of dams	12	(56)	(65)
Depreciation, depletion and amortization		1,756	1,484
Financial results, net	15	439	(352)
Changes in assets and liabilities:
Accounts receivable	7	(378)	157
Inventories	8	(469)	(383)
Suppliers and contractors	9	464	722
Other assets and liabilities, net		(353)	(756)
Cash generated from operations		5,597	5,396